Quarterly Holdings Report
for
Fidelity® Real Estate Index Fund
April 30, 2026
URX-NPRT3-0626
1.929338.114
Common Stocks - 99.4%
	Shares	Value ($)
UNITED STATES - 99.4%
Real Estate - 99.4%
Diversified REITs - 2.0%
AH Realty Trust Inc Class A	178,049	1,084,318
American Assets Trust Inc	104,346	2,164,136
Broadstone Net Lease Inc Class A	390,136	7,724,693
CTO Realty Growth Inc	58,402	1,182,641
Essential Properties Realty Trust Inc	380,375	11,955,186
Gladstone Commercial Corp	93,156	1,174,697
Global Net Lease Inc	413,859	3,956,492
NexPoint Diversified Real Estate Trust	214	1,160
WP Carey Inc	451,183	32,904,776
		62,148,099
Health Care REITs - 15.8%
Alexandria Real Estate Equities Inc	327,162	13,253,333
American Healthcare REIT Inc (b)	342,193	17,376,561
CareTrust REIT Inc	442,255	17,446,960
Chiron Real Estate Inc	27,289	957,025
Community Healthcare Trust Inc	64,398	1,108,934
Diversified Healthcare Trust	350,358	2,641,699
Healthcare Realty Trust Inc	786,203	14,701,996
Healthpeak Properties Inc	1,470,705	23,781,300
LTC Properties Inc	91,860	3,510,889
Medical Properties Trust Inc (b)	1,251,965	6,184,707
National Health Investors Inc	91,840	7,063,414
Omega Healthcare Investors Inc	575,620	27,036,871
Sabra Health Care REIT Inc	482,340	9,965,144
Sila Realty Trust Inc	111,708	3,399,274
Universal Health Realty Income Trust	29,211	1,188,888
Ventas Inc	917,714	80,630,352
Welltower Inc	1,246,467	270,907,139
		501,154,486
Hotel & Resort REITs - 2.4%
Apple Hospitality REIT Inc	486,447	6,552,441
Chatham Lodging Trust	105,529	915,991
DiamondRock Hospitality Co	436,618	4,453,504
Host Hotels & Resorts Inc	1,454,433	30,732,169
Park Hotels & Resorts Inc	445,894	5,114,404
Pebblebrook Hotel Trust	248,519	3,491,692
RLJ Lodging Trust	334,315	2,754,756
Ryman Hospitality Properties Inc	117,063	12,302,151
Service Properties Trust	1,255,699	1,946,333
Summit Hotel Properties Inc	234,405	1,164,993
Sunstone Hotel Investors Inc	403,862	3,965,925
Xenia Hotels & Resorts Inc	212,767	3,461,719
		76,856,078
Industrial REITs - 11.3%
Americold Realty Trust Inc	564,724	6,906,575
EastGroup Properties Inc	102,680	20,659,216
First Industrial Realty Trust Inc	272,045	16,869,510
Lineage Inc	139,408	5,141,367
LXP Industrial Trust	122,799	6,252,925
One Liberty Properties Inc	39,342	893,457
Prologis Inc	1,817,148	258,071,360
Rexford Industrial Realty Inc	453,288	16,268,506
STAG Industrial Inc Class A	373,728	14,418,426
Terreno Realty Corp	199,972	13,038,174
		358,519,516
Office REITs - 2.5%
Brandywine Realty Trust	382,985	1,160,445
BXP Inc	308,692	18,046,135
COPT Defense Properties	231,287	7,227,719
Cousins Properties Inc	338,579	8,671,008
Douglas Emmett Inc	352,572	3,811,303
Easterly Government Properties Inc	83,034	1,943,826
Empire State Realty Trust Inc Class A	292,558	1,629,548
Highwoods Properties Inc	223,700	5,438,147
Hudson Pacific Properties Inc (c)	98,397	906,236
JBG SMITH Properties	181,326	2,719,890
Kilroy Realty Corp	232,840	7,744,258
Peakstone Realty Trust	74,381	1,560,513
Piedmont Realty Trust Inc Class A1 (c)	254,526	2,127,837
SL Green Realty Corp (b)	145,919	6,188,425
Vornado Realty Trust	335,758	10,035,807
		79,211,097
Real Estate Management & Development - 6.9%
CBRE Group Inc Class A (c)	603,898	86,194,362
Compass Inc Class A (c)	1,237,384	9,366,997
CoStar Group Inc (c)	863,680	29,891,965
Cushman & Wakefield Ltd	471,773	6,623,693
eXp World Holdings Inc (b)	168,069	1,045,389
Forestar Group Inc (c)	42,002	1,186,977
Howard Hughes Holdings Inc (b)(c)	66,919	4,167,046
Jones Lang LaSalle Inc (c)	97,757	31,099,434
Kennedy-Wilson Holdings Inc (b)	224,643	2,448,609
Landbridge Co LLC Class A (b)	50,818	3,492,721
Marcus & Millichap Inc (b)	52,050	1,446,470
Newmark Group Inc Class A	298,955	4,819,155
Opendoor Technologies Inc Class A (b)(c)	1,718,607	9,246,106
Opendoor Technologies Inc warrants 11/20/2026 (c)	51,994	39,552
Opendoor Technologies Inc warrants 11/20/2026 (c)	51,994	21,058
Opendoor Technologies Inc warrants 11/20/2026 (c)	51,994	20,069
RMR Group Inc/The Class A (b)	36,318	646,823
Seritage Growth Properties Class A (c)	74,432	192,034
St Joe Co/The	81,318	5,250,703
Tejon Ranch Co (b)(c)	39,874	780,333
Zillow Group Inc Class A (b)(c)	117,876	5,258,448
Zillow Group Inc Class C (c)	321,251	14,263,545
		217,501,489
Residential REITs - 10.8%
American Homes 4 Rent Class A	679,739	21,642,890
Apartment Investment and Management Co Class A (b)	254,404	1,081,217
AvalonBay Communities Inc	292,976	53,614,609
Camden Property Trust	220,896	23,198,498
Centerspace	32,777	2,237,686
Equity LifeStyle Properties Inc	363,860	23,028,699
Equity Residential	706,003	46,158,476
Essex Property Trust Inc	132,291	34,820,314
Independence Realty Trust Inc	463,739	7,563,583
Invitation Homes Inc	1,229,211	35,364,400
Mid-America Apartment Communities Inc	240,910	31,120,754
NexPoint Residential Trust Inc	49,975	1,443,778
Sun Communities Inc	256,017	32,729,213
UDR Inc	645,092	23,442,643
UMH Properties Inc	150,023	2,332,858
Veris Residential Inc	162,387	3,080,481
		342,860,099
Retail REITs - 14.4%
Acadia Realty Trust	245,113	5,299,343
Agree Realty Corp	221,335	17,067,142
Alexander's Inc	5,012	1,262,824
Brixmor Property Group Inc	618,604	18,613,794
CBL & Associates Properties Inc	27,126	1,221,213
Curbline Properties Corp (b)	191,847	5,294,977
Federal Realty Investment Trust	157,355	17,450,670
Getty Realty Corp	107,787	3,569,905
InvenTrust Properties Corp	152,756	4,906,523
Kimco Realty Corp	1,390,453	32,870,309
Kite Realty Group Trust	451,597	11,813,778
Macerich Co/The	513,565	11,159,767
NETSTREIT Corp (b)	163,564	3,364,511
NNN REIT Inc	377,790	16,543,424
Phillips Edison & Co Inc	247,166	9,927,422
Realty Income Corp	1,803,024	115,826,262
Regency Centers Corp	360,119	28,035,264
Saul Centers Inc	26,511	912,774
Simon Property Group Inc	658,642	134,171,962
SITE Centers Corp	103,618	568,862
Tanger Inc	223,232	8,277,443
Urban Edge Properties	249,215	5,462,793
Whitestone REIT	91,544	1,733,843
		455,354,805
Specialized REITs - 33.3%
American Tower Corp	915,094	167,196,826
Crown Castle Inc	887,969	78,833,888
CubeSmart	466,440	18,881,491
Digital Realty Trust Inc	672,732	135,178,768
EPR Properties	157,730	8,802,911
Equinix Inc	147,649	159,878,767
Extra Space Storage Inc	437,012	62,636,930
Farmland Partners Inc	95,270	1,024,153
Four Corners Property Trust Inc	198,575	5,077,563
Gaming and Leisure Properties Inc	561,804	27,225,022
Gladstone Land Corp	75,722	726,174
Iron Mountain Inc	604,552	76,167,506
Lamar Advertising Co Class A	180,288	24,850,898
Millrose Properties Inc Class A	297,257	9,116,872
National Storage Affiliates Trust	155,072	6,599,864
Outfront Media Inc	285,260	8,800,271
Public Storage	321,652	97,283,647
Rayonier Inc	618,630	13,121,142
Safehold Inc	100,550	1,610,811
SBA Communications Corp Class A	222,931	49,312,337
Smartstop Self Storage REIT Inc	102,988	3,242,062
VICI Properties Inc	2,200,539	64,255,739
Weyerhaeuser Co	1,507,157	36,955,490
		1,056,779,132
TOTAL UNITED STATES		3,150,384,801
TOTAL COMMON STOCKS (Cost $2,646,330,338)		3,150,384,801

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (f) (Cost $597,219)	3.64	598,000	597,226

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	14,415,075	14,417,958
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	24,581,501	24,583,960
TOTAL MONEY MARKET FUNDS (Cost $39,001,918)			39,001,918

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $2,685,929,475)	3,189,983,945
NET OTHER ASSETS (LIABILITIES) - (0.6)% (d)	(18,244,432)
NET ASSETS - 100.0%	3,171,739,513

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CBOT Dow Jones US Real Estate Index Contracts (United States)	420	6/2026	16,367,400	720,507
CME E-Mini S&P MidCap 400 Index Contracts (United States)	11	6/2026	4,016,320	33,064

TOTAL FUTURES CONTRACTS				753,571
The notional amount of long futures as a percentage of Net Assets is 0.6%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Includes $605,397 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $597,226.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $6,493,076.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,388,226	182,182,972	174,153,243	193,326	3	-	14,417,958	14,415,075	0.0%
Fidelity Securities Lending Cash Central Fund	23,206,517	173,449,469	172,072,310	104,515	284	-	24,583,960	24,581,501	0.1%
Total	29,594,743	355,632,441	346,225,553	297,841	287	-	39,001,918

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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